Financial instruments - fair values and risk management - Summary of Effect of a Quantitative Change Of Foreign Currency Exchange Rates Of The EURO Against The Exposed Currencies (Details) - Not designated as cash flow hedging instruments - Forward contract - Currency risk - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
€ exchange rate +10%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Foreign exchange of exposure against other currencies	€ (31,733)	€ (41,011)
€ exchange rate +5%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Foreign exchange of exposure against other currencies	(15,866)	(20,505)
€ exchange rate -5%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Foreign exchange of exposure against other currencies	15,866	20,505
€ exchange rate -10%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Foreign exchange of exposure against other currencies	€ 31,733	€ 41,011